Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2020	Dec. 31, 2019
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	82.00%	90.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	18.00%	10.00%